Share-Based Compensation - Summary of The Option Activities (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement total instrinsic value of stock options exercised	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0
Share based compensation by share based payment arrangement unvested share based compensation options	4,334						¥ 28,278
Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement total instrinsic value of stock options exercised	0	¥ 0	$ 0	¥ 0	$ 0	¥ 0
Share based compensation by share based payment arrangement unvested share based compensation options	$ 32						¥ 207